Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	TCW FUNDS INC
Entity Central Index Key	0000892071
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000250374
Shareholder Report [Line Items]
Fund Name	TCW Central Cash Fund
Class Name	Composite
Trading Symbol	TGCXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TCW Central Cash Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/products/mutual-funds. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Additional Information Website	www.tcw.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Composite	$1	0.01%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%	[1]
AssetsNet	$ 4,463,064,857
Holdings Count | Holding	37
Additional Fund Statistics [Text Block]	Key Fund Statistics Total Net Assets$4,463,064,857 # of Portfolio Holdings37
Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Table Summary
Repurchase Agreement	40.3%
U.S. Government Agency Obligations	37.6%
U.S. Treasury Securities	33.6%
Short-Term Investments	0.1%
Liabilities in Excess of Other Assets	(11.6%)

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
Bank of America NA, 3.64%, due 05/01/26	11.2%
Barclays Capital, Inc., 3.64%, due 05/01/26	11.2%
JP Morgan Securities, 3.64%, due 05/01/26	11.2%
U.S. Treasury Bills, 3.65%, due 06/04/26	6.7%
Bank of Montreal, 3.64%, due 05/08/26	6.7%
U.S. Treasury Bills, 5.16%, due 05/07/26	5.9%
U.S. Treasury Bills, 3.67%, due 06/04/26	4.7%
U.S. Treasury Bills, 3.57%, due 06/11/26	3.1%
U.S. Treasury Bills, 3.69%, due 05/12/26	2.5%
U.S. Treasury Floating Rate Notes, 3.83%, due 10/31/26	2.2%

Accountant Change Date	Apr. 30, 2026
C000263822
Shareholder Report [Line Items]
Fund Name	TCW Concentrated Large Cap Growth Fund
Class Name	Class I-3
Trading Symbol	TGCZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TCW Concentrated Large Cap Growth Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/products/mutual-funds. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Additional Information Website	www.tcw.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class I-3	$42	0.88%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.88%	[2]
AssetsNet	$ 683,595,729
Holdings Count | Holding	31
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics Total Net Assets$683,595,729 # of Portfolio Holdings31 Portfolio Turnover Rate9%
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Table Summary
Information Technology	48.4%
Communication Services	15.3%
Consumer Discretionary	8.6%
Financials	8.4%
Industrials	6.8%
Health Care	6.3%
Consumer Staples	3.3%
Real Estate	2.1%
OtherFootnote Reference*	0.8%
Other Assets in Excess of Liabilities	0.0%Footnote Reference1
Footnote	Description
Footnote[1]	Less than 0.01%
Footnote*	Please refer to the Fund’s Semi-Annual Financial Statements which are available on the Fund’s website at www.tcw.com/products/mutual-funds for a complete listing of all categories.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
NVIDIA Corp.	16.5%
Alphabet, Inc.	9.6%
Broadcom, Inc.	7.3%
Microsoft Corp.	6.6%
Amazon.com, Inc.	6.5%
Meta Platforms, Inc.	4.1%
Visa, Inc.	3.6%
ASML Holding NV	3.3%
Costco Wholesale Corp.	3.3%
Mastercard, Inc.	3.0%

Accountant Change Date	Apr. 30, 2026
C000017399
Shareholder Report [Line Items]
Fund Name	TCW Concentrated Large Cap Growth Fund
Class Name	Class I
Trading Symbol	TGCEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TCW Concentrated Large Cap Growth Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/products/mutual-funds. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Additional Information Website	www.tcw.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class I	$38	0.78%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.78%	[3]
AssetsNet	$ 683,595,729
Holdings Count | Holding	31
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics Total Net Assets$683,595,729 # of Portfolio Holdings31 Portfolio Turnover Rate9%
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Table Summary
Information Technology	48.4%
Communication Services	15.3%
Consumer Discretionary	8.6%
Financials	8.4%
Industrials	6.8%
Health Care	6.3%
Consumer Staples	3.3%
Real Estate	2.1%
OtherFootnote Reference*	0.8%
Other Assets in Excess of Liabilities	0.0%Footnote Reference1
Footnote	Description
Footnote[1]	Less than 0.01%
Footnote*	Please refer to the Fund’s Semi-Annual Financial Statements which are available on the Fund’s website at www.tcw.com/products/mutual-funds for a complete listing of all categories.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
NVIDIA Corp.	16.5%
Alphabet, Inc.	9.6%
Broadcom, Inc.	7.3%
Microsoft Corp.	6.6%
Amazon.com, Inc.	6.5%
Meta Platforms, Inc.	4.1%
Visa, Inc.	3.6%
ASML Holding NV	3.3%
Costco Wholesale Corp.	3.3%
Mastercard, Inc.	3.0%

Accountant Change Date	Apr. 30, 2026
C000017400
Shareholder Report [Line Items]
Fund Name	TCW Concentrated Large Cap Growth Fund
Class Name	Class N
Trading Symbol	TGCNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TCW Concentrated Large Cap Growth Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/products/mutual-funds. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Additional Information Website	www.tcw.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class N	$43	0.89%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.89%	[4]
AssetsNet	$ 683,595,729
Holdings Count | Holding	31
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics Total Net Assets$683,595,729 # of Portfolio Holdings31 Portfolio Turnover Rate9%
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Table Summary
Information Technology	48.4%
Communication Services	15.3%
Consumer Discretionary	8.6%
Financials	8.4%
Industrials	6.8%
Health Care	6.3%
Consumer Staples	3.3%
Real Estate	2.1%
OtherFootnote Reference*	0.8%
Other Assets in Excess of Liabilities	0.0%Footnote Reference1
Footnote	Description
Footnote[1]	Less than 0.01%
Footnote*	Please refer to the Fund’s Semi-Annual Financial Statements which are available on the Fund’s website at www.tcw.com/products/mutual-funds for a complete listing of all categories.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
NVIDIA Corp.	16.5%
Alphabet, Inc.	9.6%
Broadcom, Inc.	7.3%
Microsoft Corp.	6.6%
Amazon.com, Inc.	6.5%
Meta Platforms, Inc.	4.1%
Visa, Inc.	3.6%
ASML Holding NV	3.3%
Costco Wholesale Corp.	3.3%
Mastercard, Inc.	3.0%

Accountant Change Date	Apr. 30, 2026
C000039809
Shareholder Report [Line Items]
Fund Name	TCW Conservative Allocation Fund
Class Name	Class I
Trading Symbol	TGPCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TCW Conservative Allocation Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/products/mutual-funds. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Additional Information Website	www.tcw.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class I	$12	0.24%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.24%	[5]
AssetsNet	$ 35,295,771
Holdings Count | Holding	20
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics Total Net Assets$35,295,771 # of Portfolio Holdings20 Portfolio Turnover Rate14%
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Table Summary
Diversified Fixed Income Funds	64.8%
Diversified Equity Funds	20.7%
Exchange-Traded Funds	13.7%
Exchange-Traded Notes	0.6%
Short-Term Investments	0.3%
Liabilities in Excess of Other Assets	(0.1%)

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
TCW Securitized Bond Fund, Class I	24.7%
TCW MetWest Total Return Bonds Fund, Class I	23.3%
TCW MetWest Unconstrained Bonds Fund, Class I	10.6%
TCW Relative Value Large Cap Fund, Class I	10.3%
TCW Concentrated Large Cap Growth Fund, Class I	4.3%
TCW Artificial Intelligence ETF	4.0%
TCW Transform Systems ETF	3.3%
TCW Global Real Estate Fund, Class I	3.1%
TCW Global Bond Fund, Class I	2.5%
iShares MSCI EAFE ETF	2.2%

Accountant Change Date	Apr. 30, 2026
C000038019
Shareholder Report [Line Items]
Fund Name	TCW Conservative Allocation Fund
Class Name	Class N
Trading Symbol	TGPNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TCW Conservative Allocation Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/products/mutual-funds. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Additional Information Website	www.tcw.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class N	$34	0.68%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.68%	[6]
AssetsNet	$ 35,295,771
Holdings Count | Holding	20
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics Total Net Assets$35,295,771 # of Portfolio Holdings20 Portfolio Turnover Rate14%
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Table Summary
Diversified Fixed Income Funds	64.8%
Diversified Equity Funds	20.7%
Exchange-Traded Funds	13.7%
Exchange-Traded Notes	0.6%
Short-Term Investments	0.3%
Liabilities in Excess of Other Assets	(0.1%)

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
TCW Securitized Bond Fund, Class I	24.7%
TCW MetWest Total Return Bonds Fund, Class I	23.3%
TCW MetWest Unconstrained Bonds Fund, Class I	10.6%
TCW Relative Value Large Cap Fund, Class I	10.3%
TCW Concentrated Large Cap Growth Fund, Class I	4.3%
TCW Artificial Intelligence ETF	4.0%
TCW Transform Systems ETF	3.3%
TCW Global Real Estate Fund, Class I	3.1%
TCW Global Bond Fund, Class I	2.5%
iShares MSCI EAFE ETF	2.2%

Accountant Change Date	Apr. 30, 2026
C000263824
Shareholder Report [Line Items]
Fund Name	TCW Core Fixed Income Fund
Class Name	Class I-3
Trading Symbol	TGCQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TCW Core Fixed Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/products/mutual-funds. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Additional Information Website	www.tcw.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class I-3	$26	0.53%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.53%	[7]
AssetsNet	$ 478,173,680
Holdings Count | Holding	420
InvestmentCompanyPortfolioTurnover	219.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics Total Net Assets$478,173,680 # of Portfolio Holdings420 Portfolio Turnover Rate219%
Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Table Summary
Residential Mortgage-Backed Securities - Agency	37.1%
U.S. Treasury Securities	29.7%
Corporate Bonds	14.8%
Short-Term Investments	8.8%
Asset-Backed Securities	8.4%
Residential Mortgage-Backed Securities - Non-Agency	8.2%
Commercial Mortgage-Backed Securities - Non-Agency	5.2%
Foreign Government Bonds	1.5%
Other Security TypesFootnote Reference*	0.0%Footnote Reference1
Liabilities in Excess of Other Assets	(13.7%)
Footnote	Description
Footnote[1]	Less than 0.01%
Footnote*	Please refer to the Fund’s Semi-Annual Financial Statements which are available on the Fund’s website at www.tcw.com/products/mutual-funds for a complete listing of all categories.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
U.S. Treasury Notes, 3.88%, due 04/30/31	10.6%
U.S. Treasury Notes, 3.75%, due 04/30/28	3.7%
U.S. Treasury Bonds, 4.63%, due 02/15/46	3.6%
U.S. Treasury Notes, 4.13%, due 02/15/36	3.5%
U.S. Treasury Notes, 4.13%, due 04/30/33	3.4%
Uniform Mortgage-Backed Security, TBA, 4.00%, due 06/01/55	3.1%
Uniform Mortgage-Backed Security, TBA, 3.50%, due 01/01/52	2.8%
Uniform Mortgage-Backed Security, TBA, 4.50%, due 02/01/56	2.2%
U.S. Treasury Notes, 3.88%, due 03/31/28	2.1%
U.S. Treasury Bonds, 4.75%, due 02/15/56	1.8%

Accountant Change Date	Apr. 30, 2026
C000017419
Shareholder Report [Line Items]
Fund Name	TCW Core Fixed Income Fund
Class Name	Class I
Trading Symbol	TGCFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TCW Core Fixed Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/products/mutual-funds. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Additional Information Website	www.tcw.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class I	$24	0.49%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.49%	[8]
AssetsNet	$ 478,173,680
Holdings Count | Holding	420
InvestmentCompanyPortfolioTurnover	219.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics Total Net Assets$478,173,680 # of Portfolio Holdings420 Portfolio Turnover Rate219%
Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Table Summary
Residential Mortgage-Backed Securities - Agency	37.1%
U.S. Treasury Securities	29.7%
Corporate Bonds	14.8%
Short-Term Investments	8.8%
Asset-Backed Securities	8.4%
Residential Mortgage-Backed Securities - Non-Agency	8.2%
Commercial Mortgage-Backed Securities - Non-Agency	5.2%
Foreign Government Bonds	1.5%
Other Security TypesFootnote Reference*	0.0%Footnote Reference1
Liabilities in Excess of Other Assets	(13.7%)
Footnote	Description
Footnote[1]	Less than 0.01%
Footnote*	Please refer to the Fund’s Semi-Annual Financial Statements which are available on the Fund’s website at www.tcw.com/products/mutual-funds for a complete listing of all categories.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
U.S. Treasury Notes, 3.88%, due 04/30/31	10.6%
U.S. Treasury Notes, 3.75%, due 04/30/28	3.7%
U.S. Treasury Bonds, 4.63%, due 02/15/46	3.6%
U.S. Treasury Notes, 4.13%, due 02/15/36	3.5%
U.S. Treasury Notes, 4.13%, due 04/30/33	3.4%
Uniform Mortgage-Backed Security, TBA, 4.00%, due 06/01/55	3.1%
Uniform Mortgage-Backed Security, TBA, 3.50%, due 01/01/52	2.8%
Uniform Mortgage-Backed Security, TBA, 4.50%, due 02/01/56	2.2%
U.S. Treasury Notes, 3.88%, due 03/31/28	2.1%
U.S. Treasury Bonds, 4.75%, due 02/15/56	1.8%

Accountant Change Date	Apr. 30, 2026
C000017420
Shareholder Report [Line Items]
Fund Name	TCW Core Fixed Income Fund
Class Name	Class N
Trading Symbol	TGFNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TCW Core Fixed Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/products/mutual-funds. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Additional Information Website	www.tcw.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class N	$29	0.59%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.59%	[9]
AssetsNet	$ 478,173,680
Holdings Count | Holding	420
InvestmentCompanyPortfolioTurnover	219.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics Total Net Assets$478,173,680 # of Portfolio Holdings420 Portfolio Turnover Rate219%
Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Table Summary
Residential Mortgage-Backed Securities - Agency	37.1%
U.S. Treasury Securities	29.7%
Corporate Bonds	14.8%
Short-Term Investments	8.8%
Asset-Backed Securities	8.4%
Residential Mortgage-Backed Securities - Non-Agency	8.2%
Commercial Mortgage-Backed Securities - Non-Agency	5.2%
Foreign Government Bonds	1.5%
Other Security TypesFootnote Reference*	0.0%Footnote Reference1
Liabilities in Excess of Other Assets	(13.7%)
Footnote	Description
Footnote[1]	Less than 0.01%
Footnote*	Please refer to the Fund’s Semi-Annual Financial Statements which are available on the Fund’s website at www.tcw.com/products/mutual-funds for a complete listing of all categories.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
U.S. Treasury Notes, 3.88%, due 04/30/31	10.6%
U.S. Treasury Notes, 3.75%, due 04/30/28	3.7%
U.S. Treasury Bonds, 4.63%, due 02/15/46	3.6%
U.S. Treasury Notes, 4.13%, due 02/15/36	3.5%
U.S. Treasury Notes, 4.13%, due 04/30/33	3.4%
Uniform Mortgage-Backed Security, TBA, 4.00%, due 06/01/55	3.1%
Uniform Mortgage-Backed Security, TBA, 3.50%, due 01/01/52	2.8%
Uniform Mortgage-Backed Security, TBA, 4.50%, due 02/01/56	2.2%
U.S. Treasury Notes, 3.88%, due 03/31/28	2.1%
U.S. Treasury Bonds, 4.75%, due 02/15/56	1.8%

Accountant Change Date	Apr. 30, 2026
C000218395
Shareholder Report [Line Items]
Fund Name	TCW Core Fixed Income Fund
Class Name	Plan Class
Trading Symbol	TGCPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TCW Core Fixed Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/products/mutual-funds. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Additional Information Website	www.tcw.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Plan Class	$22	0.44%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.44%	[10]
AssetsNet	$ 478,173,680
Holdings Count | Holding	420
InvestmentCompanyPortfolioTurnover	219.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics Total Net Assets$478,173,680 # of Portfolio Holdings420 Portfolio Turnover Rate219%
Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Table Summary
Residential Mortgage-Backed Securities - Agency	37.1%
U.S. Treasury Securities	29.7%
Corporate Bonds	14.8%
Short-Term Investments	8.8%
Asset-Backed Securities	8.4%
Residential Mortgage-Backed Securities - Non-Agency	8.2%
Commercial Mortgage-Backed Securities - Non-Agency	5.2%
Foreign Government Bonds	1.5%
Other Security TypesFootnote Reference*	0.0%Footnote Reference1
Liabilities in Excess of Other Assets	(13.7%)
Footnote	Description
Footnote[1]	Less than 0.01%
Footnote*	Please refer to the Fund’s Semi-Annual Financial Statements which are available on the Fund’s website at www.tcw.com/products/mutual-funds for a complete listing of all categories.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
U.S. Treasury Notes, 3.88%, due 04/30/31	10.6%
U.S. Treasury Notes, 3.75%, due 04/30/28	3.7%
U.S. Treasury Bonds, 4.63%, due 02/15/46	3.6%
U.S. Treasury Notes, 4.13%, due 02/15/36	3.5%
U.S. Treasury Notes, 4.13%, due 04/30/33	3.4%
Uniform Mortgage-Backed Security, TBA, 4.00%, due 06/01/55	3.1%
Uniform Mortgage-Backed Security, TBA, 3.50%, due 01/01/52	2.8%
Uniform Mortgage-Backed Security, TBA, 4.50%, due 02/01/56	2.2%
U.S. Treasury Notes, 3.88%, due 03/31/28	2.1%
U.S. Treasury Bonds, 4.75%, due 02/15/56	1.8%

Accountant Change Date	Apr. 30, 2026
C000263826
Shareholder Report [Line Items]
Fund Name	TCW Emerging Markets Income Fund
Class Name	Class I-3
Trading Symbol	TGEZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TCW Emerging Markets Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/products/mutual-funds. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Additional Information Website	www.tcw.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class I-3	$46	0.92%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.92%	[11]
AssetsNet	$ 4,095,870,791
Holdings Count | Holding	291
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics Total Net Assets$4,095,870,791 # of Portfolio Holdings291 Portfolio Turnover Rate42%
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Table Summary
Government	58.4%
Short-Term Investments	13.8%
Energy	10.3%
Basic Materials	5.2%
Utilities	4.9%
Financial	4.1%
Industrial	1.4%
Communications	0.9%
OtherFootnote Reference*	1.0%
Other Assets in Excess of Liabilities	0.0%Footnote Reference1
Footnote	Description
Footnote[1]	Less than 0.01%
Footnote*	Please refer to the Fund’s Semi-Annual Financial Statements which are available on the Fund’s website at www.tcw.com/products/mutual-funds for a complete listing of all categories.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
Argentina Republic Government International Bonds, 3.50%, due 07/09/41	1.8%
Angola Government International Bonds, 9.88%, due 10/15/35	1.6%
Argentina Republic Government International Bonds, 4.13%, due 07/09/35	1.6%
Saudi Arabian Oil Co., 5.25%, due 07/17/34	1.3%
Ecopetrol SA, 8.38%, due 01/19/36	1.1%
Mexico Government International Bonds, 6.88%, due 05/13/37	1.1%
Gabon Government International Bonds, 6.63%, due 02/06/31	1.1%
Hungary Government International Bonds, 5.50%, due 03/26/36	1.1%
Argentina Republic Government International Bonds, 5.00%, due 01/09/38	1.1%
Romania Government International Bonds, 7.13%, due 01/17/33	1.0%

Accountant Change Date	Apr. 30, 2026
C000017426
Shareholder Report [Line Items]
Fund Name	TCW Emerging Markets Income Fund
Class Name	Class I
Trading Symbol	TGEIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TCW Emerging Markets Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/products/mutual-funds. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Additional Information Website	www.tcw.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class I	$43	0.85%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%	[12]
AssetsNet	$ 4,095,870,791
Holdings Count | Holding	291
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics Total Net Assets$4,095,870,791 # of Portfolio Holdings291 Portfolio Turnover Rate42%
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Table Summary
Government	58.4%
Short-Term Investments	13.8%
Energy	10.3%
Basic Materials	5.2%
Utilities	4.9%
Financial	4.1%
Industrial	1.4%
Communications	0.9%
OtherFootnote Reference*	1.0%
Other Assets in Excess of Liabilities	0.0%Footnote Reference1
Footnote	Description
Footnote[1]	Less than 0.01%
Footnote*	Please refer to the Fund’s Semi-Annual Financial Statements which are available on the Fund’s website at www.tcw.com/products/mutual-funds for a complete listing of all categories.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
Argentina Republic Government International Bonds, 3.50%, due 07/09/41	1.8%
Angola Government International Bonds, 9.88%, due 10/15/35	1.6%
Argentina Republic Government International Bonds, 4.13%, due 07/09/35	1.6%
Saudi Arabian Oil Co., 5.25%, due 07/17/34	1.3%
Ecopetrol SA, 8.38%, due 01/19/36	1.1%
Mexico Government International Bonds, 6.88%, due 05/13/37	1.1%
Gabon Government International Bonds, 6.63%, due 02/06/31	1.1%
Hungary Government International Bonds, 5.50%, due 03/26/36	1.1%
Argentina Republic Government International Bonds, 5.00%, due 01/09/38	1.1%
Romania Government International Bonds, 7.13%, due 01/17/33	1.0%

Accountant Change Date	Apr. 30, 2026
C000017427
Shareholder Report [Line Items]
Fund Name	TCW Emerging Markets Income Fund
Class Name	Class N
Trading Symbol	TGINX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TCW Emerging Markets Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/products/mutual-funds. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Additional Information Website	www.tcw.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class N	$47	0.94%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.94%	[13]
AssetsNet	$ 4,095,870,791
Holdings Count | Holding	291
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics Total Net Assets$4,095,870,791 # of Portfolio Holdings291 Portfolio Turnover Rate42%
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Table Summary
Government	58.4%
Short-Term Investments	13.8%
Energy	10.3%
Basic Materials	5.2%
Utilities	4.9%
Financial	4.1%
Industrial	1.4%
Communications	0.9%
OtherFootnote Reference*	1.0%
Other Assets in Excess of Liabilities	0.0%Footnote Reference1
Footnote	Description
Footnote[1]	Less than 0.01%
Footnote*	Please refer to the Fund’s Semi-Annual Financial Statements which are available on the Fund’s website at www.tcw.com/products/mutual-funds for a complete listing of all categories.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
Argentina Republic Government International Bonds, 3.50%, due 07/09/41	1.8%
Angola Government International Bonds, 9.88%, due 10/15/35	1.6%
Argentina Republic Government International Bonds, 4.13%, due 07/09/35	1.6%
Saudi Arabian Oil Co., 5.25%, due 07/17/34	1.3%
Ecopetrol SA, 8.38%, due 01/19/36	1.1%
Mexico Government International Bonds, 6.88%, due 05/13/37	1.1%
Gabon Government International Bonds, 6.63%, due 02/06/31	1.1%
Hungary Government International Bonds, 5.50%, due 03/26/36	1.1%
Argentina Republic Government International Bonds, 5.00%, due 01/09/38	1.1%
Romania Government International Bonds, 7.13%, due 01/17/33	1.0%

Accountant Change Date	Apr. 30, 2026
C000218396
Shareholder Report [Line Items]
Fund Name	TCW Emerging Markets Income Fund
Class Name	Plan Class
Trading Symbol	TGEPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TCW Emerging Markets Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/products/mutual-funds. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Additional Information Website	www.tcw.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Plan Class	$39	0.77%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.77%	[14]
AssetsNet	$ 4,095,870,791
Holdings Count | Holding	291
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics Total Net Assets$4,095,870,791 # of Portfolio Holdings291 Portfolio Turnover Rate42%
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Table Summary
Government	58.4%
Short-Term Investments	13.8%
Energy	10.3%
Basic Materials	5.2%
Utilities	4.9%
Financial	4.1%
Industrial	1.4%
Communications	0.9%
OtherFootnote Reference*	1.0%
Other Assets in Excess of Liabilities	0.0%Footnote Reference1
Footnote	Description
Footnote[1]	Less than 0.01%
Footnote*	Please refer to the Fund’s Semi-Annual Financial Statements which are available on the Fund’s website at www.tcw.com/products/mutual-funds for a complete listing of all categories.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
Argentina Republic Government International Bonds, 3.50%, due 07/09/41	1.8%
Angola Government International Bonds, 9.88%, due 10/15/35	1.6%
Argentina Republic Government International Bonds, 4.13%, due 07/09/35	1.6%
Saudi Arabian Oil Co., 5.25%, due 07/17/34	1.3%
Ecopetrol SA, 8.38%, due 01/19/36	1.1%
Mexico Government International Bonds, 6.88%, due 05/13/37	1.1%
Gabon Government International Bonds, 6.63%, due 02/06/31	1.1%
Hungary Government International Bonds, 5.50%, due 03/26/36	1.1%
Argentina Republic Government International Bonds, 5.00%, due 01/09/38	1.1%
Romania Government International Bonds, 7.13%, due 01/17/33	1.0%

Accountant Change Date	Apr. 30, 2026
C000094780
Shareholder Report [Line Items]
Fund Name	TCW Emerging Markets Local Currency Income Fund
Class Name	Class I
Trading Symbol	TGWIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TCW Emerging Markets Local Currency Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/products/mutual-funds. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Additional Information Website	www.tcw.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class I	$43	0.85%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%	[15]
AssetsNet	$ 57,174,221
Holdings Count | Holding	121
InvestmentCompanyPortfolioTurnover	68.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics Total Net Assets$57,174,221 # of Portfolio Holdings121 Portfolio Turnover Rate68%
Holdings [Text Block]

Country Composition (as a % of Net Assets)

Table Summary
Short-Term Investments	18.7%
Brazil	11.6%
South Africa	9.0%
Malaysia	7.7%
Mexico	6.7%
Czech Republic	5.5%
Thailand	5.3%
Poland	5.0%
Colombia	4.2%
OtherFootnote Reference*	22.5%
Other Assets in Excess of Liabilities	3.8%
Footnote	Description
Footnote*	Please refer to the Fund’s Semi-Annual Financial Statements which are available on the Fund’s website at www.tcw.com/products/mutual-funds for a complete listing of all categories.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
Brazil Notas do Tesouro Nacional, 10.00%, due 01/01/31	7.6%
Indonesia Treasury Bonds, 6.50%, due 04/15/36	4.1%
Brazil Notas do Tesouro Nacional, 6.00%, due 05/15/35	4.0%
Turkiye Government Bonds, 37.84%, due 07/14/27	3.5%
Czech Republic Government Bonds, 3.50%, due 05/30/35	3.4%
Republic of South Africa Government Bonds, 8.75%, due 01/31/44	2.2%
China Government Bonds, 2.57%, due 05/20/54	2.2%
Thailand Government Bonds, 2.98%, due 06/17/45	2.1%
Hungary Government Bonds, 3.25%, due 10/22/31	2.1%
Republic of South Africa Government Bonds, 8.88%, due 02/28/35	2.0%

Accountant Change Date	Apr. 30, 2026
C000094781
Shareholder Report [Line Items]
Fund Name	TCW Emerging Markets Local Currency Income Fund
Class Name	Class N
Trading Symbol	TGWNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TCW Emerging Markets Local Currency Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/products/mutual-funds. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Additional Information Website	www.tcw.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class N	$46	0.90%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.90%	[16]
AssetsNet	$ 57,174,221
Holdings Count | Holding	121
InvestmentCompanyPortfolioTurnover	68.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics Total Net Assets$57,174,221 # of Portfolio Holdings121 Portfolio Turnover Rate68%
Holdings [Text Block]

Country Composition (as a % of Net Assets)

Table Summary
Short-Term Investments	18.7%
Brazil	11.6%
South Africa	9.0%
Malaysia	7.7%
Mexico	6.7%
Czech Republic	5.5%
Thailand	5.3%
Poland	5.0%
Colombia	4.2%
OtherFootnote Reference*	22.5%
Other Assets in Excess of Liabilities	3.8%
Footnote	Description
Footnote*	Please refer to the Fund’s Semi-Annual Financial Statements which are available on the Fund’s website at www.tcw.com/products/mutual-funds for a complete listing of all categories.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
Brazil Notas do Tesouro Nacional, 10.00%, due 01/01/31	7.6%
Indonesia Treasury Bonds, 6.50%, due 04/15/36	4.1%
Brazil Notas do Tesouro Nacional, 6.00%, due 05/15/35	4.0%
Turkiye Government Bonds, 37.84%, due 07/14/27	3.5%
Czech Republic Government Bonds, 3.50%, due 05/30/35	3.4%
Republic of South Africa Government Bonds, 8.75%, due 01/31/44	2.2%
China Government Bonds, 2.57%, due 05/20/54	2.2%
Thailand Government Bonds, 2.98%, due 06/17/45	2.1%
Hungary Government Bonds, 3.25%, due 10/22/31	2.1%
Republic of South Africa Government Bonds, 8.88%, due 02/28/35	2.0%

Accountant Change Date	Apr. 30, 2026
C000105877
Shareholder Report [Line Items]
Fund Name	TCW Global Bond Fund
Class Name	Class I
Trading Symbol	TGGBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TCW Global Bond Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/products/mutual-funds. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Additional Information Website	www.tcw.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class I	$30	0.60%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%	[17]
AssetsNet	$ 20,431,303
Holdings Count | Holding	405
InvestmentCompanyPortfolioTurnover	142.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics Total Net Assets$20,431,303 # of Portfolio Holdings405 Portfolio Turnover Rate142%
Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Table Summary
Foreign Government Bonds	45.5%
Residential Mortgage-Backed Securities - Agency	22.7%
Short-Term Investments	13.0%
Corporate Bonds	10.5%
Asset-Backed Securities	8.0%
Commercial Mortgage-Backed Securities - Non-Agency	4.8%
Residential Mortgage-Backed Securities - Non-Agency	4.3%
U.S. Treasury Securities	2.3%
Other Security TypesFootnote Reference*	1.2%
Liabilities in Excess of Other Assets	(12.3%)
Footnote	Description
Footnote*	Please refer to the Fund’s Semi-Annual Financial Statements which are available on the Fund’s website at www.tcw.com/products/mutual-funds for a complete listing of all categories.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
Uniform Mortgage-Backed Security, TBA, 3.50%, due 01/01/52	3.2%
Japan Government Ten Year Bonds, 2.10%, due 12/20/35	3.1%
U.K. Gilts, 4.13%, due 03/07/31	3.1%
U.K. Gilts, 4.50%, due 03/07/35	3.0%
China Government Bonds, 1.63%, due 10/25/30	2.9%
China Government Bonds, 1.83%, due 08/25/35	2.4%
Uniform Mortgage-Backed Security, TBA, 4.00%, due 06/01/55	2.4%
Uniform Mortgage-Backed Security, TBA, 4.50%, due 02/01/56	2.0%
U.K. Gilts, 4.38%, due 03/07/28	2.0%
Bundesrepublik Deutschland Bundesanleihe, 2.60%, due 08/15/35	1.8%

Accountant Change Date	Apr. 30, 2026
C000105878
Shareholder Report [Line Items]
Fund Name	TCW Global Bond Fund
Class Name	Class N
Trading Symbol	TGGFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TCW Global Bond Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/products/mutual-funds. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Additional Information Website	www.tcw.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class N	$35	0.70%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%	[18]
AssetsNet	$ 20,431,303
Holdings Count | Holding	405
InvestmentCompanyPortfolioTurnover	142.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics Total Net Assets$20,431,303 # of Portfolio Holdings405 Portfolio Turnover Rate142%
Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Table Summary
Foreign Government Bonds	45.5%
Residential Mortgage-Backed Securities - Agency	22.7%
Short-Term Investments	13.0%
Corporate Bonds	10.5%
Asset-Backed Securities	8.0%
Commercial Mortgage-Backed Securities - Non-Agency	4.8%
Residential Mortgage-Backed Securities - Non-Agency	4.3%
U.S. Treasury Securities	2.3%
Other Security TypesFootnote Reference*	1.2%
Liabilities in Excess of Other Assets	(12.3%)
Footnote	Description
Footnote*	Please refer to the Fund’s Semi-Annual Financial Statements which are available on the Fund’s website at www.tcw.com/products/mutual-funds for a complete listing of all categories.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
Uniform Mortgage-Backed Security, TBA, 3.50%, due 01/01/52	3.2%
Japan Government Ten Year Bonds, 2.10%, due 12/20/35	3.1%
U.K. Gilts, 4.13%, due 03/07/31	3.1%
U.K. Gilts, 4.50%, due 03/07/35	3.0%
China Government Bonds, 1.63%, due 10/25/30	2.9%
China Government Bonds, 1.83%, due 08/25/35	2.4%
Uniform Mortgage-Backed Security, TBA, 4.00%, due 06/01/55	2.4%
Uniform Mortgage-Backed Security, TBA, 4.50%, due 02/01/56	2.0%
U.K. Gilts, 4.38%, due 03/07/28	2.0%
Bundesrepublik Deutschland Bundesanleihe, 2.60%, due 08/15/35	1.8%

Accountant Change Date	Apr. 30, 2026
C000148757
Shareholder Report [Line Items]
Fund Name	TCW Global Real Estate Fund
Class Name	Class I
Trading Symbol	TGREX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TCW Global Real Estate Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/products/mutual-funds. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Additional Information Website	www.tcw.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class I	$47	0.90%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.90%	[19]
AssetsNet	$ 43,085,364
Holdings Count | Holding	33
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics Total Net Assets$43,085,364 # of Portfolio Holdings33 Portfolio Turnover Rate45%
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Table Summary
Specialized REITs	31.7%
Industrial REITs	15.5%
Hotels, Restaurants & Leisure	9.6%
Health Care REITs	8.3%
Real Estate Management & Development	8.1%
Residential REITs	6.6%
Diversified REITs	4.9%
Office REITs	4.0%
OtherFootnote Reference*	11.3%
Liabilities in Excess of Other Assets	0.0%Footnote Reference1
Footnote	Description
Footnote[1]	Less than 0.01%
Footnote*	Please refer to the Fund’s Semi-Annual Financial Statements which are available on the Fund’s website at www.tcw.com/products/mutual-funds for a complete listing of all categories.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
Equinix, Inc.	8.8%
Welltower, Inc.	8.3%
Prologis, Inc.	7.4%
Iron Mountain, Inc.	5.7%
Digital Realty Trust, Inc.	4.8%
InterContinental Hotels Group PLC	4.2%
Dexus	4.0%
Mid-America Apartment Communities, Inc.	3.8%
American Tower Corp.	3.5%
Goodman Group	3.2%

Accountant Change Date	Apr. 30, 2026
C000148758
Shareholder Report [Line Items]
Fund Name	TCW Global Real Estate Fund
Class Name	Class N
Trading Symbol	TGRYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TCW Global Real Estate Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/products/mutual-funds. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Additional Information Website	www.tcw.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class N	$52	1.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.00%	[20]
AssetsNet	$ 43,085,364
Holdings Count | Holding	33
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics Total Net Assets$43,085,364 # of Portfolio Holdings33 Portfolio Turnover Rate45%
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Table Summary
Specialized REITs	31.7%
Industrial REITs	15.5%
Hotels, Restaurants & Leisure	9.6%
Health Care REITs	8.3%
Real Estate Management & Development	8.1%
Residential REITs	6.6%
Diversified REITs	4.9%
Office REITs	4.0%
OtherFootnote Reference*	11.3%
Liabilities in Excess of Other Assets	0.0%Footnote Reference1
Footnote	Description
Footnote[1]	Less than 0.01%
Footnote*	Please refer to the Fund’s Semi-Annual Financial Statements which are available on the Fund’s website at www.tcw.com/products/mutual-funds for a complete listing of all categories.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
Equinix, Inc.	8.8%
Welltower, Inc.	8.3%
Prologis, Inc.	7.4%
Iron Mountain, Inc.	5.7%
Digital Realty Trust, Inc.	4.8%
InterContinental Hotels Group PLC	4.2%
Dexus	4.0%
Mid-America Apartment Communities, Inc.	3.8%
American Tower Corp.	3.5%
Goodman Group	3.2%

Accountant Change Date	Apr. 30, 2026
C000263825
Shareholder Report [Line Items]
Fund Name	TCW Relative Value Large Cap Fund
Class Name	Class I-3
Trading Symbol	TGDZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TCW Relative Value Large Cap Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/products/mutual-funds. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Additional Information Website	www.tcw.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class I-3	$41	0.78%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.78%	[21]
AssetsNet	$ 553,882,770
Holdings Count | Holding	48
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics Total Net Assets$553,882,770 # of Portfolio Holdings48 Portfolio Turnover Rate39%
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Table Summary
Financials	16.0%
Industrials	13.5%
Health Care	12.5%
Information Technology	12.1%
Energy	8.8%
Real Estate	7.3%
Consumer Discretionary	6.4%
Utilities	6.2%
OtherFootnote Reference*	16.9%
Other Assets in Excess of Liabilities	0.3%
Footnote	Description
Footnote*	Please refer to the Fund’s Semi-Annual Financial Statements which are available on the Fund’s website at www.tcw.com/products/mutual-funds for a complete listing of all categories.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
Intel Corp.	4.8%
Bank of New York Mellon Corp.	4.0%
JPMorgan Chase & Co.	4.0%
Amazon.com, Inc.	3.7%
Equinix, Inc.	3.7%
Intercontinental Exchange, Inc.	3.3%
AMETEK, Inc.	2.9%
Merck & Co., Inc.	2.9%
Johnson Controls International PLC	2.9%
Walt Disney Co.	2.8%

Accountant Change Date	Apr. 30, 2026
C000017421
Shareholder Report [Line Items]
Fund Name	TCW Relative Value Large Cap Fund
Class Name	Class I
Trading Symbol	TGDIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TCW Relative Value Large Cap Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/products/mutual-funds. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Additional Information Website	www.tcw.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class I	$18	0.35%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[22]
AssetsNet	$ 553,882,770
Holdings Count | Holding	48
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics Total Net Assets$553,882,770 # of Portfolio Holdings48 Portfolio Turnover Rate39%
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Table Summary
Financials	16.0%
Industrials	13.5%
Health Care	12.5%
Information Technology	12.1%
Energy	8.8%
Real Estate	7.3%
Consumer Discretionary	6.4%
Utilities	6.2%
OtherFootnote Reference*	16.9%
Other Assets in Excess of Liabilities	0.3%
Footnote	Description
Footnote*	Please refer to the Fund’s Semi-Annual Financial Statements which are available on the Fund’s website at www.tcw.com/products/mutual-funds for a complete listing of all categories.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
Intel Corp.	4.8%
Bank of New York Mellon Corp.	4.0%
JPMorgan Chase & Co.	4.0%
Amazon.com, Inc.	3.7%
Equinix, Inc.	3.7%
Intercontinental Exchange, Inc.	3.3%
AMETEK, Inc.	2.9%
Merck & Co., Inc.	2.9%
Johnson Controls International PLC	2.9%
Walt Disney Co.	2.8%

Accountant Change Date	Apr. 30, 2026
C000017422
Shareholder Report [Line Items]
Fund Name	TCW Relative Value Large Cap Fund
Class Name	Class N
Trading Symbol	TGDVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TCW Relative Value Large Cap Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/products/mutual-funds. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Additional Information Website	www.tcw.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class N	$45	0.85%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.85%	[23]
AssetsNet	$ 553,882,770
Holdings Count | Holding	48
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics Total Net Assets$553,882,770 # of Portfolio Holdings48 Portfolio Turnover Rate39%
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Table Summary
Financials	16.0%
Industrials	13.5%
Health Care	12.5%
Information Technology	12.1%
Energy	8.8%
Real Estate	7.3%
Consumer Discretionary	6.4%
Utilities	6.2%
OtherFootnote Reference*	16.9%
Other Assets in Excess of Liabilities	0.3%
Footnote	Description
Footnote*	Please refer to the Fund’s Semi-Annual Financial Statements which are available on the Fund’s website at www.tcw.com/products/mutual-funds for a complete listing of all categories.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
Intel Corp.	4.8%
Bank of New York Mellon Corp.	4.0%
JPMorgan Chase & Co.	4.0%
Amazon.com, Inc.	3.7%
Equinix, Inc.	3.7%
Intercontinental Exchange, Inc.	3.3%
AMETEK, Inc.	2.9%
Merck & Co., Inc.	2.9%
Johnson Controls International PLC	2.9%
Walt Disney Co.	2.8%

Accountant Change Date	Apr. 30, 2026
C000017415
Shareholder Report [Line Items]
Fund Name	TCW Relative Value Mid Cap Fund
Class Name	Class I
Trading Symbol	TGVOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TCW Relative Value Mid Cap Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/products/mutual-funds. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Additional Information Website	www.tcw.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class I	$47	0.85%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.85%	[24]
AssetsNet	$ 145,695,131
Holdings Count | Holding	54
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics Total Net Assets$145,695,131 # of Portfolio Holdings54 Portfolio Turnover Rate33%
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Table Summary
Industrials	17.1%
Financials	14.5%
Information Technology	12.4%
Utilities	11.1%
Real Estate	10.4%
Health Care	8.0%
Energy	7.0%
Consumer Discretionary	5.0%
OtherFootnote Reference*	14.5%
Liabilities in Excess of Other Assets	0.0%Footnote Reference1
Footnote	Description
Footnote[1]	Less than 0.01%
Footnote*	Please refer to the Fund’s Semi-Annual Financial Statements which are available on the Fund’s website at www.tcw.com/products/mutual-funds for a complete listing of all categories.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
CH Robinson Worldwide, Inc.	3.2%
Entergy Corp.	3.2%
Jabil, Inc.	3.1%
MasTec, Inc.	3.0%
Popular, Inc.	2.9%
Avnet, Inc.	2.8%
Arcosa, Inc.	2.7%
DuPont de Nemours, Inc.	2.7%
NiSource, Inc.	2.7%
Equinix, Inc.	2.5%

Accountant Change Date	Apr. 30, 2026
C000017417
Shareholder Report [Line Items]
Fund Name	TCW Relative Value Mid Cap Fund
Class Name	Class N
Trading Symbol	TGVNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TCW Relative Value Mid Cap Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/products/mutual-funds. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Additional Information Website	www.tcw.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class N	$52	0.95%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.95%	[25]
AssetsNet	$ 145,695,131
Holdings Count | Holding	54
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics Total Net Assets$145,695,131 # of Portfolio Holdings54 Portfolio Turnover Rate33%
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Table Summary
Industrials	17.1%
Financials	14.5%
Information Technology	12.4%
Utilities	11.1%
Real Estate	10.4%
Health Care	8.0%
Energy	7.0%
Consumer Discretionary	5.0%
OtherFootnote Reference*	14.5%
Liabilities in Excess of Other Assets	0.0%Footnote Reference1
Footnote	Description
Footnote[1]	Less than 0.01%
Footnote*	Please refer to the Fund’s Semi-Annual Financial Statements which are available on the Fund’s website at www.tcw.com/products/mutual-funds for a complete listing of all categories.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
CH Robinson Worldwide, Inc.	3.2%
Entergy Corp.	3.2%
Jabil, Inc.	3.1%
MasTec, Inc.	3.0%
Popular, Inc.	2.9%
Avnet, Inc.	2.8%
Arcosa, Inc.	2.7%
DuPont de Nemours, Inc.	2.7%
NiSource, Inc.	2.7%
Equinix, Inc.	2.5%

Accountant Change Date	Apr. 30, 2026
C000263823
Shareholder Report [Line Items]
Fund Name	TCW Securitized Bond Fund
Class Name	Class I-3
Trading Symbol	TGLZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TCW Securitized Bond Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/products/mutual-funds. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Additional Information Website	www.tcw.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class I-3	$29	0.58%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.58%	[26]
AssetsNet	$ 1,644,907,043
Holdings Count | Holding	482
InvestmentCompanyPortfolioTurnover	136.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics Total Net Assets$1,644,907,043 # of Portfolio Holdings482 Portfolio Turnover Rate136%
Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Table Summary
Residential Mortgage-Backed Securities - Agency	68.7%
Residential Mortgage-Backed Securities - Non-Agency	22.3%
Commercial Mortgage-Backed Securities - Non-Agency	14.2%
Asset-Backed Securities	10.2%
Short-Term Investments	5.4%
Investment Companies	1.1%
Commercial Mortgage-Backed Securities - Agency	0.2%
Corporate Bonds	0.2%
Other Security TypesFootnote Reference*	0.0%Footnote Reference1
Liabilities in Excess of Other Assets	(22.3%)
Footnote	Description
Footnote[1]	Less than 0.01%
Footnote*	Please refer to the Fund’s Semi-Annual Financial Statements which are available on the Fund’s website at www.tcw.com/products/mutual-funds for a complete listing of all categories.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
Government National Mortgage Association, TBA, 3.50%, due 08/01/55	3.1%
Uniform Mortgage-Backed Security, TBA, 2.00%, due 10/01/51	2.6%
Uniform Mortgage-Backed Security, TBA, 5.00%, due 02/01/56	2.5%
Uniform Mortgage-Backed Security, TBA, 3.50%, due 01/01/52	2.5%
Federal National Mortgage Association, 2.00%, due 03/01/52	1.8%
Uniform Mortgage-Backed Security, TBA, 5.50%, due 01/01/56	1.6%
Uniform Mortgage-Backed Security, TBA, 3.00%, due 12/01/51	1.4%
Government National Mortgage Association, TBA, 2.50%, due 11/01/51	1.4%
Government National Mortgage Association, TBA, 4.00%, due 07/01/55	1.4%
Government National Mortgage Association, TBA, 4.50%, due 02/01/56	1.3%

Accountant Change Date	Apr. 30, 2026
C000017410
Shareholder Report [Line Items]
Fund Name	TCW Securitized Bond Fund
Class Name	Class I
Trading Symbol	TGLMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TCW Securitized Bond Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/products/mutual-funds. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Additional Information Website	www.tcw.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class I	$24	0.49%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.49%	[27]
AssetsNet	$ 1,644,907,043
Holdings Count | Holding	482
InvestmentCompanyPortfolioTurnover	136.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics Total Net Assets$1,644,907,043 # of Portfolio Holdings482 Portfolio Turnover Rate136%
Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Table Summary
Residential Mortgage-Backed Securities - Agency	68.7%
Residential Mortgage-Backed Securities - Non-Agency	22.3%
Commercial Mortgage-Backed Securities - Non-Agency	14.2%
Asset-Backed Securities	10.2%
Short-Term Investments	5.4%
Investment Companies	1.1%
Commercial Mortgage-Backed Securities - Agency	0.2%
Corporate Bonds	0.2%
Other Security TypesFootnote Reference*	0.0%Footnote Reference1
Liabilities in Excess of Other Assets	(22.3%)
Footnote	Description
Footnote[1]	Less than 0.01%
Footnote*	Please refer to the Fund’s Semi-Annual Financial Statements which are available on the Fund’s website at www.tcw.com/products/mutual-funds for a complete listing of all categories.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
Government National Mortgage Association, TBA, 3.50%, due 08/01/55	3.1%
Uniform Mortgage-Backed Security, TBA, 2.00%, due 10/01/51	2.6%
Uniform Mortgage-Backed Security, TBA, 5.00%, due 02/01/56	2.5%
Uniform Mortgage-Backed Security, TBA, 3.50%, due 01/01/52	2.5%
Federal National Mortgage Association, 2.00%, due 03/01/52	1.8%
Uniform Mortgage-Backed Security, TBA, 5.50%, due 01/01/56	1.6%
Uniform Mortgage-Backed Security, TBA, 3.00%, due 12/01/51	1.4%
Government National Mortgage Association, TBA, 2.50%, due 11/01/51	1.4%
Government National Mortgage Association, TBA, 4.00%, due 07/01/55	1.4%
Government National Mortgage Association, TBA, 4.50%, due 02/01/56	1.3%

Accountant Change Date	Apr. 30, 2026
C000017411
Shareholder Report [Line Items]
Fund Name	TCW Securitized Bond Fund
Class Name	Class N
Trading Symbol	TGMNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TCW Securitized Bond Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/products/mutual-funds. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Additional Information Website	www.tcw.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class N	$35	0.70%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%	[28]
AssetsNet	$ 1,644,907,043
Holdings Count | Holding	482
InvestmentCompanyPortfolioTurnover	136.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics Total Net Assets$1,644,907,043 # of Portfolio Holdings482 Portfolio Turnover Rate136%
Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Table Summary
Residential Mortgage-Backed Securities - Agency	68.7%
Residential Mortgage-Backed Securities - Non-Agency	22.3%
Commercial Mortgage-Backed Securities - Non-Agency	14.2%
Asset-Backed Securities	10.2%
Short-Term Investments	5.4%
Investment Companies	1.1%
Commercial Mortgage-Backed Securities - Agency	0.2%
Corporate Bonds	0.2%
Other Security TypesFootnote Reference*	0.0%Footnote Reference1
Liabilities in Excess of Other Assets	(22.3%)
Footnote	Description
Footnote[1]	Less than 0.01%
Footnote*	Please refer to the Fund’s Semi-Annual Financial Statements which are available on the Fund’s website at www.tcw.com/products/mutual-funds for a complete listing of all categories.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
Government National Mortgage Association, TBA, 3.50%, due 08/01/55	3.1%
Uniform Mortgage-Backed Security, TBA, 2.00%, due 10/01/51	2.6%
Uniform Mortgage-Backed Security, TBA, 5.00%, due 02/01/56	2.5%
Uniform Mortgage-Backed Security, TBA, 3.50%, due 01/01/52	2.5%
Federal National Mortgage Association, 2.00%, due 03/01/52	1.8%
Uniform Mortgage-Backed Security, TBA, 5.50%, due 01/01/56	1.6%
Uniform Mortgage-Backed Security, TBA, 3.00%, due 12/01/51	1.4%
Government National Mortgage Association, TBA, 2.50%, due 11/01/51	1.4%
Government National Mortgage Association, TBA, 4.00%, due 07/01/55	1.4%
Government National Mortgage Association, TBA, 4.50%, due 02/01/56	1.3%

Accountant Change Date	Apr. 30, 2026
C000218394
Shareholder Report [Line Items]
Fund Name	TCW Securitized Bond Fund
Class Name	Plan Class
Trading Symbol	TGLSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TCW Securitized Bond Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/products/mutual-funds. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Additional Information Website	www.tcw.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Plan Class	$22	0.44%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.44%	[29]
AssetsNet	$ 1,644,907,043
Holdings Count | Holding	482
InvestmentCompanyPortfolioTurnover	136.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics Total Net Assets$1,644,907,043 # of Portfolio Holdings482 Portfolio Turnover Rate136%
Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Table Summary
Residential Mortgage-Backed Securities - Agency	68.7%
Residential Mortgage-Backed Securities - Non-Agency	22.3%
Commercial Mortgage-Backed Securities - Non-Agency	14.2%
Asset-Backed Securities	10.2%
Short-Term Investments	5.4%
Investment Companies	1.1%
Commercial Mortgage-Backed Securities - Agency	0.2%
Corporate Bonds	0.2%
Other Security TypesFootnote Reference*	0.0%Footnote Reference1
Liabilities in Excess of Other Assets	(22.3%)
Footnote	Description
Footnote[1]	Less than 0.01%
Footnote*	Please refer to the Fund’s Semi-Annual Financial Statements which are available on the Fund’s website at www.tcw.com/products/mutual-funds for a complete listing of all categories.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
Government National Mortgage Association, TBA, 3.50%, due 08/01/55	3.1%
Uniform Mortgage-Backed Security, TBA, 2.00%, due 10/01/51	2.6%
Uniform Mortgage-Backed Security, TBA, 5.00%, due 02/01/56	2.5%
Uniform Mortgage-Backed Security, TBA, 3.50%, due 01/01/52	2.5%
Federal National Mortgage Association, 2.00%, due 03/01/52	1.8%
Uniform Mortgage-Backed Security, TBA, 5.50%, due 01/01/56	1.6%
Uniform Mortgage-Backed Security, TBA, 3.00%, due 12/01/51	1.4%
Government National Mortgage Association, TBA, 2.50%, due 11/01/51	1.4%
Government National Mortgage Association, TBA, 4.00%, due 07/01/55	1.4%
Government National Mortgage Association, TBA, 4.50%, due 02/01/56	1.3%

Accountant Change Date	Apr. 30, 2026
C000263827
Shareholder Report [Line Items]
Fund Name	TCW White Oak Emerging Markets Equity Fund
Class Name	Class I-3
Trading Symbol	TWOZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TCW White Oak Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/products/mutual-funds. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Additional Information Website	www.tcw.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class I-3	$62	1.15%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.15%	[30]
AssetsNet	$ 20,142,316
Holdings Count | Holding	207
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics Total Net Assets$20,142,316 # of Portfolio Holdings207 Portfolio Turnover Rate15%
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Table Summary
Information Technology	37.6%
Financials	16.7%
Consumer Discretionary	11.9%
Industrials	10.7%
Materials	5.8%
Communication Services	5.6%
Health Care	4.2%
Consumer Staples	2.7%
OtherFootnote Reference*	3.0%
Other Assets in Excess of Liabilities	1.8%
Footnote	Description
Footnote*	Please refer to the Fund’s Semi-Annual Financial Statements which are available on the Fund’s website at www.tcw.com/products/mutual-funds for a complete listing of all categories.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	13.5%
Samsung Electronics Co. Ltd.	6.8%
SK Hynix, Inc.	4.5%
Tencent Holdings Ltd.	3.4%
Alibaba Group Holding Ltd.	2.6%
Delta Electronics, Inc.	1.9%
Elite Material Co. Ltd.	1.0%
AIA Group Ltd.	1.0%
BOC Aviation Ltd.	0.9%
Accton Technology Corp.	0.9%

Accountant Change Date	Apr. 30, 2026
C000257108
Shareholder Report [Line Items]
Fund Name	TCW White Oak Emerging Markets Equity Fund
Class Name	Class I
Trading Symbol	TWOEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TCW White Oak Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/products/mutual-funds. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Additional Information Website	www.tcw.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class I	$53	0.98%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.98%	[31]
AssetsNet	$ 20,142,316
Holdings Count | Holding	207
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics Total Net Assets$20,142,316 # of Portfolio Holdings207 Portfolio Turnover Rate15%
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Table Summary
Information Technology	37.6%
Financials	16.7%
Consumer Discretionary	11.9%
Industrials	10.7%
Materials	5.8%
Communication Services	5.6%
Health Care	4.2%
Consumer Staples	2.7%
OtherFootnote Reference*	3.0%
Other Assets in Excess of Liabilities	1.8%
Footnote	Description
Footnote*	Please refer to the Fund’s Semi-Annual Financial Statements which are available on the Fund’s website at www.tcw.com/products/mutual-funds for a complete listing of all categories.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	13.5%
Samsung Electronics Co. Ltd.	6.8%
SK Hynix, Inc.	4.5%
Tencent Holdings Ltd.	3.4%
Alibaba Group Holding Ltd.	2.6%
Delta Electronics, Inc.	1.9%
Elite Material Co. Ltd.	1.0%
AIA Group Ltd.	1.0%
BOC Aviation Ltd.	0.9%
Accton Technology Corp.	0.9%

Accountant Change Date	Apr. 30, 2026
C000257109
Shareholder Report [Line Items]
Fund Name	TCW White Oak Emerging Markets Equity Fund
Class Name	Class N
Trading Symbol	TWEMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TCW White Oak Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/products/mutual-funds. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Additional Information Website	www.tcw.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class N	$66	1.23%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.23%	[32]
AssetsNet	$ 20,142,316
Holdings Count | Holding	207
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics Total Net Assets$20,142,316 # of Portfolio Holdings207 Portfolio Turnover Rate15%
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Table Summary
Information Technology	37.6%
Financials	16.7%
Consumer Discretionary	11.9%
Industrials	10.7%
Materials	5.8%
Communication Services	5.6%
Health Care	4.2%
Consumer Staples	2.7%
OtherFootnote Reference*	3.0%
Other Assets in Excess of Liabilities	1.8%
Footnote	Description
Footnote*	Please refer to the Fund’s Semi-Annual Financial Statements which are available on the Fund’s website at www.tcw.com/products/mutual-funds for a complete listing of all categories.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	13.5%
Samsung Electronics Co. Ltd.	6.8%
SK Hynix, Inc.	4.5%
Tencent Holdings Ltd.	3.4%
Alibaba Group Holding Ltd.	2.6%
Delta Electronics, Inc.	1.9%
Elite Material Co. Ltd.	1.0%
AIA Group Ltd.	1.0%
BOC Aviation Ltd.	0.9%
Accton Technology Corp.	0.9%

Accountant Change Date	Apr. 30, 2026

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